Other Receivables And Prepaid Expenses (Schedule Of Other Receivables And Prepaid Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Other Receivables And Prepaid Expenses [Abstract]
Deferred income taxes, net	$ 35,263		$ 29,263
Prepaid expenses	37,504		36,564
Government institutions	72,266		40,154
Derivative instruments	20,520		28,571
Held for sale investment	1,748	[1]	14,727	[1]
Other	12,723		16,845
Other receivables and prepaid expenses	$ 180,024		$ 166,124

[1]	See Note 1(G).